UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  [811-05037]

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  December 31, 2013

Item 1. Report to Stockholders.

Muzinich & Co.

Muzinich Credit Opportunities Fund

ANNUAL REPORT
December 31, 2013

Table of Contents

A Message to our Shareholders	1

Sector Allocation	4

Historical Performance	5

Schedule of Investments	6

Statement of Assets and Liabilities	10

Statement of Operations	11

Statement of Changes in Net Assets	12

Financial Highlights	13

Notes to Financial Statements	14

Report of Independent Registered Public Accounting Firm	24

Expense Example	25

Trustees and Executive Officers	27

Additional Information	30

Privacy Notice	32

Muzinich Credit Opportunities Fund

Dear Investors:

Market

During the first half of the year, U.S. and European corporate credit markets, led by high yield, generated strong, positive performance for the period despite macro headwinds like the looming U.S. fiscal cliff, the Cyprus bank crisis and the Italian elections.  Starting in late May, however, the back half of the year saw corporate credit markets largely driven not by credit quality—which generally remains attractive across both the US and Europe—but by investor responses to broader macroeconomic trends.  Most clearly, key return drivers proved to have been the sensitivity of fixed income either to rising interest rates, or to expectations of rising rates, with the markets reacting strongly to any indication that the U.S. Federal Reserve might trim its Quantitative Easing program.  By year end as a result, high yield bonds—with their generally shorter durations and higher yields—performed well globally, with European returns outpacing U.S. returns.  Senior loans produced a competitive return to U.S. high yield markets as investors subscribed heavily to the perceived interest rate protection afforded them through these floating rate instruments.  Investment grade bonds produced a more modest gain in Europe and a modest decline in the U.S., while EM corporate credit markets declined modestly over the year as a whole as well.  Seven-to-ten year “benchmark” governments, including U.S. Treasuries, the German Bund, and UK Gilts all declined.

Performance

From January 3 through December 31, 2013, the Fund’s Supra Institutional Class gained 8.19% net of fees and expenses while the Bank of America Merrill Lynch Global Corporate & High Yield Index (the Fund’s benchmark) returned a more modest 1.58%.  The Fund had been positioned all year in the lower duration/higher yielding asset classes as we selected credit risk—which we think benign in today’s environment—over duration risk.  From a practical perspective, this drove our allocations toward a heavier weighting in high yield bonds and floating rate senior loans.  Solid security selection throughout the rating spectrum reinforced the Fund’s relative success created by our broad allocation themes.

A key theme for most of the year was staying in shorter duration, higher yielding global bonds and we believe that should continue to be the case in 2014. However, given that the 10 year U.S. Treasury is yielding close to 3%, there will be relatively more appetite to add some select longer duration bonds globally.  This is especially the case in Emerging Market countries where sovereign fundamentals are good and yields are still attractive.  The strategy is

Muzinich Credit Opportunities Fund

trimming European high yield bonds as they have performed exceptionally well and we continue to alternate credit risk based on relative value opportunities.

Please note that throughout the year, the Fund used forward currency contracts, which are derivatives, to help hedge currency risk such that investment returns would more closely reflect investment results, rather than relative currency movements.

Outlook

Earnings season began in mid-January, helping to reinforce the strong fundamentals underlying many corporate balance sheets. Going into 2014, we seek to continue generating competitive returns by focusing on strong credit selection and looking for distinctive relative value opportunities.  We are cognizant that the Fed has been withdrawing liquidity, causing headwinds for fixed income investors, and we are positioning the portfolio with this in mind. We believe short duration will potentially continue to outperform long duration, although the relative value between them may narrow.  We continue to favor credit over interest rate sensitive securities given the foreseeable rise in rates and remain constructive on higher yielding global bonds given economic growth, the current state of balance sheets and corporate profitability.

Sincerely,

Michael L. McEachern
Portfolio Manager

Muzinich Credit Opportunities Fund

Past performance does not guarantee future results.

Mutual fund investing involves risk.  Principal loss is possible.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.  Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods.  These risks are greater for emerging markets.  Derivatives involve risks different from, and in certain cases, greater than the risks presented by more traditional investments.  These risks are fully disclosed in the prospectus.  Floating rate loans may not be fully collateralized and therefore may decline significantly in value.  The Fund will bear its share of the fees and expenses of investments in underlying funds or ETFs.  Shareholders will pay higher expenses than would be the case if making direct investments in underlying funds or ETFs.  Because the fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund’s ability to sell its shares.  The fund may make short sales of securities, which involves the risk that losses may exceed the original amount invested. Please note that while the fund’s prospectus states that the fund may use leverage, and that it may make short sales of securities, which involves the risk that losses may exceed the original amount invested, the Fund’s portfolio managers do not anticipate engaging in either practice.

The Fund will endeavor to limit price fluctuations caused by the changing relative value of currencies in which the Fund invests, but hedging involves costs and there can be no guarantee that the Fund will be perfectly hedged or that the hedging will work as anticipated.

A correlation is a statistical measure of how two securities move in relation to each other.

Must be preceded or accompanied by a prospectus.

Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.

The Bank of America Merrill Lynch Global Corporate & High Yield Index (Gi00) is an unmanaged index tracking the performance of fixed-rate investment grade and below investment grade corporate debt publicly issued in the major domestic and eurobond markets.  Qualifying currencies include AUD, CAD, EUR, JPY, GBP, and USD.  Qualifying issues must meet minimum size requirements denominated in the currency of issue, and must have a remaining term of at least one year to maturity.

It is not possible to invest directly in an index.

Muzinich & Co. is a registered investment adviser.  The Muzinich Mutual Funds are distributed by Quasar, LLC.

Muzinich Credit Opportunities Fund

SECTOR ALLOCATION at December 31, 2013 (Unaudited)

Sector Allocation	% of Net Assets

Energy	12.0%
Telecommunications	9.7%
Food/Beverage/Tobacco	8.3%
Super Retail	7.6%
Cable/Satellite TV	6.9%
Building Materials	6.6%
Broadcasting	5.6%
Services	4.5%
Food & Drug Retail	3.6%
Metals/Mining	3.1%
Containers	2.9%
Homebuilders/Real Estate	2.6%
Diversified Financial Services	2.3%
Technology	2.3%
Utilities	2.0%
Railroads	1.9%
Environmental	1.6%
Electric-Integrated	1.6%
Automotive & Auto Parts	1.3%
Gaming	1.3%
Capital Goods	1.3%
Restaurants	1.0%
Consumer-Products	0.5%
Cash & Cash Equivalents*	9.5%
100.0%

*  Represents cash, short-term investments, and other assets in excess of liabilities.

Muzinich Credit Opportunities Fund

HISTORICAL PERFORMANCE

Value of $100,000 vs. Bank of America Merrill Lynch
Global Corporate & High Yield Index
(Unaudited)

	Since	Ending
Returns for the period	Inception	Value
ended December 31, 2013	(1/3/2013)	(12/31/2013)
Muzinich Credit Opportunities Fund	8.19%	$108,194
Bank of America Merrill Lynch Global
Corporate & High Yield Index (Gi00)	1.58%	$101,505

This chart illustrates the performance of a hypothetical $100,000 investment made on January 3, 2013, the fund’s inception, and is not intended to imply any future performance.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.  The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced.  The chart assumes reinvestment of capital gains and dividends for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-855-MUZINICH (1-855-689-4642).

The Fund imposes a 1% redemption fee on shares held for less than 90 days.  Performance does not reflect the redemption fee.  If reflected, the total return would be reduced.

Muzinich Credit Opportunities Fund

SCHEDULE OF INVESTMENTS at December 31, 2013

Principal
Amount		Value
CORPORATE BONDS: 83.9%

Automotive & Auto Parts: 1.3%
	Schaeffler Holding
EUR 100,000	6.875%, 8/15/18	$147,716

Broadcasting: 2.3%
	Allbritton
	Communications
	Corp.
$100,000	8.000%, 5/15/18	106,250
	TVN Finance
	Corporation III
EUR 100,000	7.375%, 12/15/20	148,920
		255,170

Building Materials: 6.6%
	Brand Energy &
	Infrastructure
$125,000	8.500%, 12/1/211	127,344
	Cemex España S.A.
EUR 100,000	8.875%, 5/12/17	145,482
	Grohe Holdings
EUR 200,000	8.750%, 12/15/172	283,189
	Xella Holdco
	Finance S.A.
EUR 118,000	9.125%, 9/15/18	170,652
		726,667

Cable/Satellite TV: 6.9%
	CCO Holdings LLC
$100,000	5.250%, 3/15/211	96,000
	IAC/InterActiveCorp
50,000	4.875%, 11/30/181	51,375
	Norcell Sweden
	Holding AB
EUR 100,000	10.750%, 9/29/192	154,079
	Unitymedia GMBH
EUR 100,000	7.500%, 3/15/19	150,304
	Upc Holding B.V.
EUR 100,000	8.375%, 8/15/20	152,015
	Wireline Telecom
	Services
EUR 100,000	7.630%, 9/29/49	152,175
		755,948

Capital Goods: 1.3%
	GCS
	Holdings, Inc.
	6.500%,
EUR 100,000	11/15/18	142,214

Consumer-Products: 0.5%
	NBTY, Inc.
$50,000	9.000%, 10/1/18	55,062

Containers: 2.9%
	Ardagh Packaging
	Finance PLC
EUR 100,000	7.375%, 10/15/17	147,723
	Beverage Pack
EUR 100,000	9.500%, 6/15/17	142,902
	Beverage
	Packaging
	Holdings
$25,000	6.000%, 6/15/171	25,375
		316,000

Diversified Financial Services: 2.3%
	Aircastle Ltd.
75,000	4.625%, 12/15/18	75,750
	Jerrold FinCo PLC
GBP 100,000	9.750%, 9/15/18	181,327
		257,077

Electric-Integrated: 1.6%
	ENEL S.p.A.
GBP 100,000	7.750%, 9/10/75	175,035

Energy: 9.7%
	Basic Energy
	Services, Inc.
$150,000	7.750%, 2/15/19	157,500
	Breitburn Energy
	Partners LP
150,000	7.875%, 4/15/22	156,750
	Calumet Specialty
	Products
	Partners LP
25,000	7.625%, 1/15/221	25,313
	Legacy
	Reserves LP
100,000	8.000%, 12/1/201	104,500

The accompanying notes are an integral part of these financial statements.

Muzinich Credit Opportunities Fund

SCHEDULE OF INVESTMENTS at December 31, 2013 (Continued)

Principal
Amount		Value
CORPORATE BONDS: 83.9% (Continued)

Energy: 9.7% (Continued)
	Linn Energy LLC
$100,000	7.750%, 2/1/21	$106,250
	Memorial
	Production
	Partners LP
200,000	7.625%, 5/1/211	206,500
	MOL Hungarian
	Oil & Gas PLC
EUR 150,000	5.875%, 4/20/17	219,820
	Petróleos de
	Venezuela, S.A.
$100,000	4.900%, 10/28/14	91,500
		1,068,133

Environmental: 1.6%
	Infinis PLC
GBP 100,000	7.000%, 2/15/19	177,602

Food & Drug Retail: 3.6%
	Bi-Lo LLC / Bi-Lo
	Financial Corp.
$225,000	8.625%, 9/15/181	236,250
150,000	9.250%, 2/15/191	166,500
		402,750
Food/Beverage/Tobacco: 8.3%
	Agrokor d.d.
EUR 100,000	10.000%, 12/7/16	145,825
	Boparan
	Finance PLC
GBP 100,000	9.875%, 4/30/18	181,758
	Campofrio Food Group
EUR 100,000	8.250%, 10/31/16	144,793
	JBS SA
$200,000	10.500%, 8/4/16	226,000
	Post Holdings, Inc.
200,000	7.375%, 2/15/22	215,000
		913,376

Gaming: 1.3%
	Cirsa Funding
	Luxembourg
EUR 100,000	8.750%, 5/15/18	146,513

Homebuilders/Real Estate: 2.6%
	Central China Real
	Estate Ltd.
$200,000	6.500%, 6/4/18	197,985
	Dubai Holding
	Commercial
	Operations Ltd.
GBP 50,000	6.000%, 2/1/17	86,524
		284,509

Metals/Mining: 3.1%
	Aleris
	International, Inc.
$100,000	7.625%, 2/15/18	106,375
	Vedanta
	Resources PLC
200,000	6.750%, 6/7/16	208,250
	Wise Metals
	Group LLC
25,000	8.750%, 12/15/181	26,437
		341,062

Railroads: 1.9%
	Brunswick Rail
	Finance Ltd.
200,000	6.500%, 11/1/17	204,620

Restaurants: 1.0%
	DineEquity, Inc.
100,000	9.500%, 10/30/18	111,500

Services: 4.5%
	Ahern Rentals, Inc.
100,000	9.500%, 6/15/181	108,750
	Hertz Corp.
100,000	6.750%, 4/15/19	108,250
	Safway Group
	Holding LLC
125,000	7.000%, 5/15/181	132,500
	Techem GMBH
EUR 100,000	6.125%, 10/1/19	150,571
		500,071

Super Retail: 7.6%
	Academy
	Finance Corp.
$100,000	8.000%, 6/15/181	103,001

The accompanying notes are an integral part of these financial statements.

Muzinich Credit Opportunities Fund

SCHEDULE OF INVESTMENTS at December 31, 2013 (Continued)

Principal
Amount		Value
CORPORATE BONDS: 83.9% (Continued)

Super Retail: 7.6% (Continued)
	Academy Ltd. /
	Academy
	Financial Corp.
$150,000	9.250%, 8/1/191	$166,500
	DFS Furniture
	Holdings
GBP 100,000	6.517%, 8/15/182	168,080
	Petco Animal
	Supplies, Inc.
$100,000	9.250%, 12/1/181	107,750
	Phones4U
	Finance PLC
GBP 100,000	9.500%, 4/1/18	175,945
	Sally Holdings LLC
$100,000	6.875%, 11/15/19	111,000
		832,276

Technology: 1.3%
	Stampos B.V.
EUR 100,000	5.228%, 5/15/192	140,784

Telecommunications: 9.7%
	Digicel Group Ltd.
$200,000	8.250%, 9/1/17	209,000
	Eileme
200,000	11.625%, 1/31/20	241,746
	Frontier
	Communications
	Corp.
150,000	8.125%, 10/1/18	172,125
	Intelsat Jackson
	Holdings S.A.
100,000	8.500%, 11/1/19	109,500
	Sprint Corp.
100,000	7.125%, 6/15/241	101,750
	Sprint Nextel Corp.
100,000	9.125%, 3/1/17	118,000
	UBS AG
100,000	8.250%, 5/23/16	111,000
		1,063,121

Utilities: 2.0%
	Mirant Mid-
	Atlantic Trust
100,229	9.125%, 6/30/17	108,497
	NSG
	Holdings LLC
$100,000	7.750%, 12/15/251	107,000
		215,497
TOTAL CORPORATE BONDS
(Cost $8,925,965)		9,232,703

BANK LOANS: 6.6%

Broadcasting: 3.3%
	The Tribune
	Company
	Term Loan
250,000	4.000%, 11/20/20	249,024
	Univision
	Communications,
	Inc. Term Loan
109,175	4.000%, 3/1/20	109,834
		358,858
Energy: 2.3%
	Drillships Financing
	Holding, Inc.
	Term Loan
39,900	5.500%, 8/17/16	40,532
	Ocean Rig
	Term Loan
89,775	6.000%, 3/2/21	91,952
	Pacific Drilling
	Term Loan
124,375	4.500%, 5/18/18	125,852
		258,336

Technology: 1.0%
	Dell, Inc.
	Term Loan
115,000	4.500%, 4/29/20	115,534

TOTAL BANK LOANS
(Cost $728,225)		732,728

The accompanying notes are an integral part of these financial statements.

Muzinich Credit Opportunities Fund

SCHEDULE OF INVESTMENTS at December 31, 2013 (Continued)

Principal
Amount	Value
SHORT TERM INVESTMENTS: 2.3%
United States
Treasury Bill,
$250,000	0.010%, 1/9/143	$249,997

TOTAL SHORT TERM INVESTMENTS
(Cost $249,997)	249,997
TOTAL INVESTMENTS
IN SECURITIES: 92.8%
(Cost $9,904,187)	10,215,428
Other Assets in Excess
of Liabilities: 7.2%	792,286
TOTAL NET ASSETS: 100.0%	$11,007,714

EUR – Euros
GBP – British Pounds
1
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified, institutional buyers.  At December 31, 2013, the value of these securities amounted to $1,892,845 or 17.2% of net assets.  None of these securities are considered illiquid.

2	Variable rate security; rate shown is the rate in effect on December 31, 2013.
3	Rate shown represents yield to maturity from the purchase price.

SCHEDULE OF FORWARD CURRENCY EXCHANGE CONTRACTS

		U.S. Dollar		U.S. Dollar
		Value of		Value of
		Currency to		Currency to
	Currency	be Delivered, at	Currency	be Received, at	Unrealized
Settlement	to be	December 31,	to be	December 31,	Appreciation
Date	Delivered	2013	Received	2013	(Depreciation)
4/10/14	$410,574	$410,574	EUR 300,000	$412,708	$2,134
4/10/14	GBP 800,000	$1,323,800	$1,309,600	$1,309,600	$(14,200)
4/10/14	EUR 2,400,000	$3,301,664	$3,291,780	$3,291,780	$(9,884)
		$5,036,038		$5,014,088	$(21,950)

The accompanying notes are an integral part of these financial statements.

Muzinich Credit Opportunities Fund

STATEMENT OF ASSETS AND LIABILITIES at December 31, 2013

ASSETS
Investments in securities, at value	$10,215,428
(Cost $9,904,187) (Note 2)
Cash	66,609
Foreign currency (Cost $195,822)	198,035
Receivables:
Investment securities sold	651,545
Interest	164,090
Due from advisor, net	18,894
Term Loan Fees	7,341
Forward currency exchange contracts	2,134
Prepaid expenses	16,065
Total assets	11,340,141

LIABILITIES
Payables:
Investment securities purchased	250,000
Forward currency exchange contracts	24,084
Distribution to shareholders	21,371
Fund accounting fees	5,400
Administration fees	4,500
Transfer agent fees	2,800
Chief Compliance Officer fees	1,500
Custody fees	1,400
Trustee fees	1,200
Other accrued expenses	20,172
Total liabilities	332,427

NET ASSETS	$11,007,714

COMPONENTS OF NET ASSETS
Paid-in capital	$10,684,621
Accumulated net investment loss	(33,886)
Accumulated net realized gain on
investments and foreign currency	64,361
Net unrealized appreciation (depreciation) on:
Foreign currency	2,213
Forward currency exchange contracts .	(21,950)
Foreign currency translation	1,114
Investments	311,241
Net assets	$11,007,714
Supra Institutional Class:
Net assets	$11,007,714
Shares of beneficial interest issued and outstanding
(unlimited number of shares authorized without par value)	1,061,943
Net asset value, offering and redemption price per share	$10.37

The accompanying notes are an integral part of these financial statements.

Muzinich Credit Opportunities Fund

STATEMENT OF OPERATIONS For the Period Ended December 31, 2013*

INVESTMENT INCOME
Interest	$341,144
Dividends	93,675
Other Income	19,057
Total investment income	453,876
EXPENSES (NOTE 3)
Investment advisory fees	56,286
Administration fees	28,596
Fund accounting fees	27,106
Legal fees	21,145
Audit fees	20,600
Registration fees	17,641
Transfer agent fees	17,635
Miscellaneous expense	11,858
Chief Compliance Officer fees	9,000
Custody fees	8,467
Reports to shareholders	6,392
Trustee fees	4,376
Insurance expense	1,500
Total expenses	230,602
Less: fees waived	(174,316)
Net expenses	56,286
Net investment income	397,590
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on:
Investments	244,741
Foreign currency	22,874
Forward currency exchange contracts	(185,654)
Foreign currency translation	(17,592)
Net realized gain	64,369
Change in net unrealized appreciation (depreciation) on:
Investments	311,241
Foreign currency	2,213
Foward currency exchange contracts	(21,950)
Foreign currency translation	1,114
Net unrealized appreciation	292,618
Net realized and unrealized gain on investments	356,987
Net increase in net assets
resulting from operations	$754,577

*Fund commenced operations on January 3, 2013.

The accompanying notes are an integral part of these financial statements.

Muzinich Credit Opportunities Fund

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
December 31,
2013*
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$397,590
Net realized gain on investments, foreign currency,
forward currency exchange contracts and foreign
currency translation	64,369
Change in net unrealized appreciation on investments,
foreign currency, forward currency exchange
contracts and foreign currency translation	292,618
Net increase in net assets resulting from operations	754,577

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(311,385)
From net realized gain	(120,099)
Total distributions to shareholders	(431,484)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change
in outstanding shares(1)	10,684,621
Total increase in net assets	11,007,714

NET ASSETS
Beginning of period	—
End of period	$11,007,714
Accumulated net investment loss	$(33,886)

(1)	Summary of capital share transactions is as follows:
	Period Ended
	December 31, 2013*
	Shares	Value
Shares sold	1,227,662	$12,418,789
Shares issued in reinvestment of distributions	33,706	345,878
Shares redeemed	(199,425)	(2,080,046)
Net increase	1,061,943	$10,684,621

*	Fund commenced operations on January 3, 2013.

The accompanying notes are an integral part of these financial statements.

Muzinich Credit Opportunities Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

	Period Ended
Supra Institutional Class	December 31, 2013*
Net asset value, beginning of period	$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income**	0.43
Net realized and unrealized loss on investments	0.37
Total from investment operations	0.80

LESS DISTRIBUTIONS
From net investment income	(0.31)
From net realized gain	(0.12)
Total distributions	(0.43)
Net asset value, end of period	$10.37
Total return	8.19	%^

SUPPLEMENTAL DATA
Net assets, end of period (millions)	$11.0
Portfolio turnover rate	573	%^

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed	2.46	%+
After fees absorbed or recouped	0.60	%+

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed	2.38	%+
After fees absorbed or recouped	4.24	%+

*	Fund commenced operations on January 3, 2013.
**	Calculated based on the average number of shares outstanding.
^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Muzinich Credit Opportunities Fund

NOTES TO FINANCIAL STATEMENTS December 31, 2013

NOTE 1 – ORGANIZATION

The Muzinich Credit Opportunities Fund (the “Fund”) is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company.  The Fund commenced operations on January 3, 2013.

The Fund offers three classes of shares: Class A shares, Institutional Shares, and Supra Institutional Shares.  Each class of shares has equal rights as to earnings and assets except that each class bears different distribution expenses.  Each class of shares has exclusive voting rights with respect to matters that affect just that class.  Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains losses on investments, are allocated to each class of shares based on its relative net assets.   Currently, only Supra Institutional Shares are available for purchase.

The investment objective of the Fund is to primarily to provide high yield income and capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used.  All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Debt securities are valued by using the mean between the closing bid and the asked prices provided by an independent pricing service.  If the closing bid and asked prices are not readily available, the independent pricing service may provide a price determined by a matrix pricing method.  These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity,

Muzinich Credit Opportunities Fund

NOTES TO FINANCIAL STATEMENTS December 31, 2013 (Continued)

ratings and general market conditions.  In the absence of a price from a pricing service, securities are valued at their respective fair values as determined in good faith by the Board of Trustees.

Fixed income debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having maturity of less than 60 days at the time of purchase are valued at amortized cost.  Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.  Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board of Trustees.  Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Muzinich Credit Opportunities Fund

NOTES TO FINANCIAL STATEMENTS December 31, 2013 (Continued)

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Fund records transfers at the end of each reporting period.  The following is a summary of the inputs used to value the Fund’s investments as of the period ended December 31, 2013.  See the Schedule of Investments for the industry breakout.

Muzinich Credit Opportunities Fund

NOTES TO FINANCIAL STATEMENTS December 31, 2013 (Continued)

	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$9,232,703	$—	$9,232,703
Bank Loans	—	732,728	—	732,728
Short-Term
Investments	—	249,997	—	249,997
Total Investments
in Securities	$—	$10,215,428	$—	$10,215,428
Forward Currency
Exchange Contracts	$2,134	$—	$—	$2,134
Liabilities:
Forward Currency
Exchange Contracts	24,084	—	—	24,084

The Fund had no transfers into or out of Level 1, 2, or 3 during the period ended December 31, 2013.

The Fund has adopted enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting by enabling investors to understand how and why the Fund uses forward contracts (a type of derivative), how they are accounted for, and how they affect an entity’s results of operations and financial position.  The Fund may use derivatives in various ways.

The Fund had a quarterly average of two open forward currency contracts during the period.  The forward currency contracts table at the end of the Schedule of Investments lists the contracts outstanding as of the period ended December 31, 2013.  The tables below show the effects of derivative instruments on the financial statements.

Muzinich Credit Opportunities Fund

NOTES TO FINANCIAL STATEMENTS December 31, 2013 (Continued)

Statement of Assets and Liabilities

Fair values of derivative instruments as of the period ended December 31, 3013:

	Asset Derivatives		Liability Derivatives
	as of December 31, 2013		as of December 31, 2013
	Balance		Balance
	Sheet		Sheet
Instrument	Location	Fair Value	Location	Fair Value
Forward	Receivables –	$2,134	Payables –	$24,084
Contracts	Forward		Forward
	Currency		Currency
	Exchange		Exchange
	Contracts		Contracts
		$2,134		$24,084

Statement of Operations

The effect of derivative instruments on the Statement of Operations for the period ended December 31, 2013:

		Derivatives
		Effect on
	Location of Gain (Loss) on	Statement of
Instrument	Derivatives Recognized in Income	Operations
Forward	Net realized gain (loss) on	$(185,654)
Contracts	forward currency exchange contracts

Forward	Change in net unrealized	$(21,950)
Contracts	appreciation (depreciation) on
	forward currency exchange contracts
		$(207,604)

B.
Foreign Currency.  Foreign currency amounts, other than the cost of investments, are translated into U.S. dollar values based upon the spot exchange rate prior to the close of regular trading.  The cost of investments is translated at the rates of exchange prevailing on the dates the portfolio securities were acquired.  The Fund includes foreign exchange gains and losses from dividends receivable and other foreign currency denominated payables and receivables in change in net unrealized appreciation (depreciation) on foreign currency translation and net realized gain (loss) on foreign currency translation.  The Fund does not isolate that portion of realized and unrealized gain (loss) on investments resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the market price of securities for financial reporting purposes.  Fluctuations in foreign exchange rates on investments are thus included in change in net unrealized appreciation (depreciation) on investments and net realized gain (loss) on investments.

Muzinich Credit Opportunities Fund

NOTES TO FINANCIAL STATEMENTS December 31, 2013 (Continued)

C.
Federal Income Taxes.  The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.  At the period ended December 31, 2013, the Fund did not have any capital loss carry forwards.

At December 31, 2013, the Fund, on a tax basis, had post-October losses of $55,836, which will be recognized in the following year.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2013 tax returns.  The Fund identifies major tax jurisdictions as U.S. Federal and Massachusetts State; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

D.
Securities Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a specific identification basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.  Other non-cash dividends are recognized as investment income at the fair value of the property received.  Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

Muzinich Credit Opportunities Fund

NOTES TO FINANCIAL STATEMENTS December 31, 2013 (Continued)

E.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains on securities for the Fund normally are declared and paid on a quarterly basis.  Distributions are recorded on the ex-dividend date.

F.
Use of Estimates.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

G.
Share Valuation.  The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

H.
Guarantees and Indemnifications.  In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

I.
Illiquid Securities.  A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the fund.  Illiquid securities may be valued under methods approved by the Fund’s Board of Trustees as reflecting fair value.  The Fund intends to invest no more than 15% of its net assets in illiquid securities.

J.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share. For the fiscal year ended December 31, 2013, the following adjustments were made:

Muzinich Credit Opportunities Fund

NOTES TO FINANCIAL STATEMENTS December 31, 2013 (Continued)

Undistributed	Accumulated
Net Investment	Net Realized	Paid In
Income/Loss	Gain/(Loss)	Capital
$(120,091)	$120,091	$ —

K.
Subsequent Events.  In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.  The Fund has determined that there were no subsequent events that would need to be disclosed in the Fund’s financial statements.

L.
Forward Currency Exchange Contracts.  During the year ended December 31, 2013, the Fund entered into transactions to purchase or sell foreign currencies to protect the U.S. dollar value of the underlying non-U.S. portfolio securities against the effect of possible adverse movements in foreign exchange rates.  When entering into a forward currency exchange contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date.  The unrealized gain or loss on the contracts and the forward rates at the reporting date is included in the Statement of Assets and Liabilities.  Realized and unrealized gains and losses are included in the Statement of Operations.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Muzinich & Co., Inc. (the “Advisor”) provides the Fund with investment management services under an Investment Advisory Agreement (the “Agreement”).  Under the Agreement, the Advisor furnishes all investment advice, office space, facilities and most of the personnel needed by the Fund.  As compensation for its services, the Advisor is entitled to receive a monthly fee at the annual rate of 0.60% based upon the average daily net assets of the Fund.  The amount of investment advisory fees incurred by the Fund for the period ended December 31, 2013 is disclosed in the Statement of Operations.

The Advisor has contractually agreed to waive its fees and reimburse certain expenses (excluding taxes, leverage interest, portfolio transaction expenses, acquired fund fees and expenses, and extraordinary expenses) to limit total expenses for Class A Shares, Institutional Shares, and Supra Institutional Shares to 1.05%, 0.80% and 0.60%, respectively, of the Fund’s average daily net assets.  The amount of fees and expenses waived and reimbursed by Advisor during the period ended December 31, 2013 are disclosed in the Statement of Operations.  Currently, only Supra Institutional Shares are being offered.

Muzinich Credit Opportunities Fund

NOTES TO FINANCIAL STATEMENTS December 31, 2013 (Continued)

The Advisor is permitted to seek reimbursement from the Fund, subject to limitations for fees waived and/or Fund expenses it pays over the following three years after payment.  At December 31, 2013, the remaining cumulative unreimbursed amounts paid and/or waived by the Advisor on behalf of the Fund that may be recouped are shown in the table below.  The Advisor may recapture a portion of the unreimbursed amounts no later than the date stated.

Expiration	Amount
December 31, 2016	$174,316

The Fund must pay their current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.  Any such reimbursement is also contingent upon the Board of Trustee’s review and approval.

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s Administrator (the “Administrator”) and, in that capacity, performs various administrative and accounting services for the Fund.  USBFS also serves as the Fund’s fund accountant, transfer agent, dividend disbursing agent and registrar.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  The officers of the Trust and the Chief Compliance Officer are also employees of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund.  Fees paid by the Fund for Administration and Chief Compliance Officer Services for the period ended December 31, 2013 are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) serves as principal underwriter in a continuous public offering of the Fund’s shares.  U.S. Bank, N.A. (the “Custodian”) serves as custodian to the Fund.  Both the Distributor and Custodian are affiliates of the Administrator.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the period ended December 31, 2013, the cost of purchases and proceeds from the sales of securities, excluding short-term investments, were $54,912,780 and $45,467,012, respectively.

For the period ended December 31, 2013, there were no purchases or sales of long-term U.S. Government obligations.

Muzinich Credit Opportunities Fund

NOTES TO FINANCIAL STATEMENTS December 31, 2013 (Continued)

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the period ended December 31, 2013 was as follows:

2013
Distributions paid from:
Ordinary income	$431,484
$431,484

Distribution classifications may differ from the statement of changes in net assets as a result of the treatment of short-term capital gains as ordinary income for tax purposes.

As of December 31, 2013, the components of distributable earnings on a tax basis were as follows:

Cost of Investments	$9,904,187
Gross tax unrealized appreciation	316,737
Gross tax unrealized depreciation	(5,496)
Net tax unrealized appreciation	311,241
Undistributed ordinary income	64,361
Undistributed long term capital gain	—
Total distributable earnings	64,361
Other accumulated loss	(52,509)
Total accumulated earnings	$323,093

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to the tax treatment of unrealized depreciation of foreign currency exchange contracts held by the Fund, post-October losses and due to the treatment of short-term capital gains as ordinary income for tax purposes.

Muzinich Credit Opportunities Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of
Professionally Managed Portfolios and Shareholders of
Muzinich Credit Opportunities Fund

We have audited the accompanying statement of assets and liabilities of the Muzinich Credit Opportunities Fund (the “Fund”), a series of Professionally Managed Portfolios, including the schedule of investments, as of December 31, 2013, the related statement of operations, the statement of changes in net assets and the financial highlights for the period January 3, 2013 (commencement of operations) to December 31, 2013.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian and brokers or by other appropriate audit procedures where replies from brokers were not received.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Muzinich Credit Opportunities Fund as of December 31, 2013, the results of its operations, the changes in its net assets, and the financial highlights for the period January 3, 2013 to December 31, 2013, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
February 27, 2014

Muzinich Credit Opportunities Fund

EXPENSE EXAMPLE For the Period Ended December 31, 2013 (Unaudited)

As a shareholder of the Muzinich Credit Opportunities (the “Fund”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including investment advisory fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (7/1/13 – 12/31/13).

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses.  Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, the Fund’s transfer agent currently charges a $15.00 fee.  To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds may vary.  These expenses are not included in the example below.  The example below includes, but is not limited to, investment advisory fees, fund accounting fees, custody fees and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical

Muzinich Credit Opportunities Fund

EXPENSE EXAMPLE For the Period Ended December 31, 2013 (Unaudited) (Continued)

example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	7/1/13	12/31/13	7/1/13 – 12/31/13*
Actual	$1,000	$1,067.80	$3.13

Hypothetical (5% annual
return before expenses)	$1,000	$1022.18	$3.06

*
Expenses are equal to the Fund’s annualized net expense ratio for the most recent six-month period of 0.60% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 184/365 (to reflect the period).

Muzinich Credit Opportunities Fund

TRUSTEES AND EXECUTIVE OFFICERS

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund.  The Board, in turn, elects the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series.  The current trustees and officers of the Trust, their dates of birth, positions with the Trust, terms of office with the Trust and length of time served, their principal occupations for the past five years and other directorships are set forth in the table below.

		Term of		Number of
		Office		Portfolios	Other
		and	Principal	in Fund	Directorships
	Positions	Length	Occupation	Complex(2)	Held
Name, Address	with the	of Time	During Past	Overseen	During Past
And Age	Trust(1)	Served	Five Years	by Trustees	Five Years

Independent Trustees of the Trust

Dorothy A. Berry	Chairman	Indefinite	Formerly, President,	1	Director, PNC
(born 1943)	and	Term;	Talon Industries, Inc.		Funds, Inc.
c/o U.S. Bancorp	Trustee	Since	(business consulting);
Fund Services, LLC		May 1991.	formerly, Executive
2020 E. Financial Way			Vice President and Chief
Suite 100			Operating Officer,
Glendora, CA 91741			Integrated Asset
Management (investment
advisor and manager) and
formerly, President, Value
Line, Inc. (investment
advisory and financial
publishing firm).

Wallace L. Cook	Trustee	Indefinite	Investment Consultant;	1	The Dana
(born 1939)		Term;	formerly, Chief Executive		Fdn.;
c/o U.S. Bancorp		Since	Officer, Rockefeller Trust		The Univ.
Fund Services, LLC		May 1991.	Co., (prior thereto Senior		of Virginia
2020 E. Financial Way			Vice President), and		Law
Suite 100			Managing Director,		School
Glendora, CA 91741			Rockefeller & Co.		Fdn.
(Investment Manager
and Financial Advisor);
formerly, Senior Vice
President, Norton Simon, Inc.

Eric W. Falkeis(3)	Trustee	Indefinite	President and Chief	1	None.
(born 1973)		Term;	Operating Officer,
c/o U.S. Bancorp		Since	Direxion Funds since 2013;
Fund Services, LLC		September	formerly, Senior Vice
2020 E. Financial Way		2011.	President, and Chief
Suite 100			Financial Officer (and other
Glendora, CA 91741			positions), U.S. Bancorp Fund
Services, LLC, (1997-2013).

Muzinich Credit Opportunities Fund

TRUSTEES AND EXECUTIVE OFFICERS (Continued)

		Term of		Number of
		Office		Portfolios	Other
		and	Principal	in Fund	Directorships
	Positions	Length	Occupation	Complex(2)	Held
Name, Address	with the	of Time	During Past	Overseen	During Past
And Age	Trust(1)	Served	Five Years	by Trustees	Five Years

Carl A. Froebel	Trustee	Indefinite	Formerly President and	1	None.
(born 1938)		Term;	Founder, National Investor
c/o U.S. Bancorp		Since	Data Services, Inc.
Fund Services, LLC		May 1991.	(investment related
2020 E. Financial Way			computer software).
Suite 100
Glendora, CA 91741

Steven J. Paggioli	Trustee	Indefinite	Consultant, since July	1	Independent
(born 1950)		Term;	2001; formerly, Executive		Trustee, The
c/o U.S. Bancorp		Since	Vice President, Investment		Managers
Fund Services, LLC		May 1991.	Company Administration,		Funds;
2020 E. Financial Way			LLC (mutual fund		Trustee,
Suite 100			administrator).		Managers
Glendora, CA 91741					AMG Funds,
Aston Funds;
Advisory
Board
Member,
Sustainable
Growth
Advisers, LP;
Independent
Director,
Chase
Investment
Counsel.

Officers of the Trust

Elaine E. Richards	President	Indefinite	Vice President and	Not	Not
(born 1968)		Term;	Legal Compliance	Applicable.	Applicable.
c/o U.S. Bancorp		Since	Officer, U.S. Bancorp
Fund Services, LLC		March	Fund Services, LLC,
2020 E. Financial Way		2013.	since July 2007.
Suite 100	Secretary	Indefinite
Glendora, CA 91741		Term;
Since
February
2008.

Muzinich Credit Opportunities Fund

TRUSTEES AND EXECUTIVE OFFICERS (Continued)

		Term of		Number of
		Office		Portfolios	Other
		and	Principal	in Fund	Directorships
	Positions	Length	Occupation	Complex(2)	Held
Name, Address	with the	of Time	During Past	Overseen	During Past
And Age	Trust(1)	Served	Five Years	by Trustees	Five Years

Eric C. VanAndel	Treasurer	Indefinite	Vice President,	Not	Not
(born 1975)		Term;	U.S. Bancorp Fund	Applicable.	Applicable.
c/o U.S. Bancorp		Since	Services, LLC,
Fund Services, LLC		April	since April 2005.
615 East Michigan St.		2013.
Milwaukee, WI 53202

Donna Barrette	Chief	Indefinite	Senior Vice President	Not	Not
(born 1966)	Compli-	Term;	and Compliance	Applicable.	Applicable.
c/o U.S. Bancorp	ance		Officer, U.S. Bancorp
Fund Services, LLC	Officer		Fund Services, LLC
615 East Michigan St.	Anti-	Indefinite	since August 2004.
Milwaukee, WI 53202	Money	Term;
	Laun-	Since
	dering	July 2011.
Officer
	Vice	Indefinite
	President	Term;
Since
July 2011.

(1)	The Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
The Trust is comprised of numerous series managed by unaffiliated investment advisers.  The term “Fund Complex” applies only to the Fund.  The Fund does not hold itself out as related to any other series within the Trust for purposes of investment and investor services, nor does it share the same investment advisor with any other series.

(3)
Prior to March 8, 2013, Mr. Falkeis was an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he was an interested person of Quasar Distributors, LLC who acts as principal underwriter to the series of the Trust.

Muzinich Credit Opportunities Fund

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION (Unaudited)

For the fiscal year ended December 31, 2013, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Muzinich Credit Opportunities Fund	0.00%

Dividends received deduction for the fiscal year ended December 31, 2013 was as follows:

Muzinich Credit Opportunities Fund	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was as follows:

Muzinich Credit Opportunities Fund	28.25%

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request without charge, by calling 1-855-MUZINICH (1-855-689-4642) or by accessing the Fund’s web site at www.muzinichusfunds.com.  Furthermore, you can obtain the description on the SEC’s web site at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the period January 3, 2013 through June 30, 2013 is available without charge, upon request, by calling 1-855-MUZINICH (1-855-689-4642) or by accessing the SEC’s web site at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q.  The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at 1-855-MUZINICH (1-855-689-4642).  Furthermore, you can obtain the Form N-Q on the SEC’s web site at www.sec.gov.  The Fund’s schedule of portfolio holdings is posted on its web site at www.muzinichusfunds.com within ten business days after the calendar quarter end.

Muzinich Credit Opportunities Fund

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

To reduce expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those address shared by two or more accounts.  If you wish to receive individual copies of these documents, please call us at 1-855-MUZINICH (1-855-689-4642) (or contact your financial institution).  We will begin sending you individual copies thirty days after receiving your request.

INFORMATION ABOUT THE FUND’S TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling 1-855-MUZINICH (1-855-689-4642).  Furthermore, you can obtain the SAI on the SEC’s web site at www.sec.gov or the Fund’s website at www.muzinichusfunds.com.

Muzinich Credit Opportunities Fund

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us orally; and

•Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

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Advisor
MUZINICH & CO., INC
450 Park Avenue
New York, New York  10022

Distributor
QUASAR DISTRIBUTORS, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Custodian
U.S. BANK, N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent
U.S. BANCORP FUND SERVICES, LLC
P.O. Box 701
Milwaukee, Wisconsin  53201-0701
1-855-689-4642

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania  19103

Legal Counsel
PAUL HASTINGS LLP
Park Avenue Tower
75 E. 55th Street, Floor 15
New York, New York  10022

Muzinich Credit Opportunities Fund
Symbol – MZCSX
CUSIP – 74316J532

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s President and Treasurer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that each member of the Trust’s audit committee is financially literate and independent.  Ms. Dorothy A. Berry and Messrs. Wallace L. Cook, Carl A. Froebel, Eric W. Falkeis and Steven J. Paggioli are each “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Muzinich Credit Opportunities Fund:

FYE 12/31/2013*
Audit Fees	$18,000
Audit-Related Fees	N/A
Tax Fees	$2,600
All Other Fees	N/A
* The Fund commenced operations on January 3, 2013.

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentages of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

FYE 12/31/2013
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.  (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Muzinich Credit Opportunities Fund:

Non-Audit Related Fees	FYE 12/31/2013*
Registrant	N/A
Registrant’s Investment Adviser	N/A

* The Fund commenced operations on January 3, 2013.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees for the period.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fiscal period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title                       /s/Elaine E Richards
Elaine E Richards, President

Date     February 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                    /s/Elaine E Richards
Elaine E Richards, President

Date     February 25, 2014

By (Signature and Title)*                   /s/Eric C. VanAndel
Eric C. VanAndel, Treasurer

Date     March 7, 2014

* Print the name and title of each signing officer under his or her signature.